Transactions with related parties - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Long term investment	$ 1,733	$ 1,736
Due from related parties
Due from related parties	37	38
Due to related parties
Due to related parties	3,274	1,659
Interchart [Member]
Related Party Transaction [Line Items]
Long term investment	1,361	1,380
Due from related parties
Due from related parties	0	3
Starocean [Member]
Related Party Transaction [Line Items]
Long term investment	247	231
Due from related parties
Due from related parties	35	35
CCL Pool [Member]
Related Party Transaction [Line Items]
Long term investment	125	125
Oceanbulk Maritime and its affiliates [Member]
Due from related parties
Due from related parties	2	0
Due to related parties
Due to related parties	0	15
Management and Directors fees [Member]
Due to related parties
Due to related parties	178	172
Iblea Ship Management Limited and its affiliates [Member]
Due to related parties
Due to related parties	$ 3,096	$ 1,472